MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

September 30, 2020 (Unaudited)

Mutual Funds (89.1%)	Shares	Value

Columbia Convertible Securities Class I3	19,247	$ 516,971
Payden Corporate Bond	32,083	388,205
PIMCO Investment Grade Credit Bond Class I	34,515	382,077
Vanguard Utilities Index Adm Class	5,326	344,905
Fidelity Strategic Dividend & Income	21,036	318,694
Vanguard High Dividend Yield Index Adm Class	12,821	312,953
Nuveen NWQ Flexible Income Class I	13,941	298,061
Vanguard Emerging Markets Bond Adm Class	10,647	290,666
Frost Total Return Bond Inv Class	28,760	290,478
T Rowe Price Global Multi-Sector Bond Inv Class	24,069	279,919
Western Asset Core Plus Bond Class FI	20,273	251,995
Lord Abbett Bond Debenture Class R6	31,196	248,007
PIMCO Diversified Income Class I	22,432	247,421
Baird Core Plus Class I	20,326	247,165
PIMCO International Bond (USD Hedged) Class I	22,376	245,693
Virtus NewFleet Multi-Sector Short Term Bond Class I	51,594	244,040
Artisan High Income Advisor Class	25,432	242,370
AlphaCentric Income Opportunities Class I	22,191	235,891
Goldman Sachs Emerging Market Debt Inv Class	19,361	233,499
Guggenheim Total Return Bond Class P	7,386	219,719
Janus Henderson Developed World Bond Class I	20,284	204,260
Metropolitan West High Yield Bond Class M	19,380	198,643
Fidelity Capital and Income	19,787	197,275
Catalyst Floating Rate Income Class I	21,097	196,835
Credit Suisse Floating Rate High Income Class I	28,732	181,300

Total Mutual Funds (Cost $ 6,515,000)		6,817,042

Short-Term Securities (10.4%)

Fidelity Institutional Money Market (Cost $ 799,534)		799,534

Total Short-term Securities		799,534

Total Investments in Securities (Cost $ 7,314,534) (99.5%)		7,616,576

Other Assets (0.5%)		35,368

Net Assets (100%)		$ 7,651,944

At September 30, 2020, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$6,515,000
Unrealized appreciation	401,803
Unrealized depreciation	99,761
Net unrealized appreciation (depreciation)	302,042

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2020:

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 6,817,042	-	-	$ 6,817,042
Short Term Investments	799,534	-	-	799,534
Total Investments in Securities	$ 7,616,576	-	-	$ 7,616,576

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.